RS Variable Products Trust

Filed pursuant to Rule 497(e)

File Nos. 333-135544 and 811-21922

RS VARIABLE PRODUCTS TRUST

RS Large Cap Alpha VIP Series

RS Small Cap Growth Equity VIP Series

RS International VIP Series

RS Emerging Markets VIP Series

RS Investment Quality Bond VIP Series

RS Low Duration Bond VIP Series

RS High Yield VIP Series

RS S&P 500 Index VIP Series

Supplement to each Series’ Prospectus, dated May 1, 2015

Victory Capital Management Inc. (“Victory Capital”), a multi-boutique asset management firm, has agreed to acquire RS Investment Management Co. LLC (“RS Investments”), the investment adviser to the RS Funds. The transaction, which is expected to close by the end of the second quarter of 2016, is subject to regulatory approvals in addition to customary closing conditions and consents, including approvals related to the RS Funds, described below.

RS Investments anticipates recommending to the Board of Trustees of RS Variable Products Trust that each of the RS Funds reorganize into a corresponding, newly-formed fund within the Victory family of funds with similar investment objectives, strategies, and risks (each, an “Acquiring Fund”). Victory Capital will serve as the investment adviser to each Acquiring Fund. RS Investments anticipates that each Acquiring Fund will be managed by the same investment management team as currently manages the corresponding RS Fund (whether at RS Investments or, as applicable, the relevant sub-adviser) except that RS Investments anticipates that it will recommend that RS Investment Quality Bond VIP Series and RS Low Duration Bond VIP Series reorganize into corresponding Acquiring Funds managed by INCORE Capital Management, an existing Victory Capital investment franchise, and RS S&P 500 Index VIP Series reorganize into an Acquiring Fund managed by Compass EMP, an existing Victory Capital investment franchise. The reorganizations are subject to approval by shareholders of the RS Funds and the boards of trustees of RS Variable Products Trust and Victory Variable Insurance Funds.

December 18, 2015

RS Variable Products Trust

Filed pursuant to Rule 497(e)

File Nos. 333-135544 and 811-21922

RS VARIABLE PRODUCTS TRUST

RS Large Cap Alpha VIP Series

RS Small Cap Growth Equity VIP Series

RS International VIP Series

RS Emerging Markets VIP Series

RS Investment Quality Bond VIP Series

RS Low Duration Bond VIP Series

RS High Yield VIP Series

RS S&P 500 Index VIP Series

Supplement to each Series’ Summary Prospectus, dated May 1, 2015

Before you invest, you may want to review the Series’ prospectus, which contains more information about the Series and its risks. You can find the Series’ prospectus and other information about the Series, including the Series’ Statement of Additional Information (SAI) and most recent reports to shareholders, online at http://www.rsinvestments.com/VIP.htm. You can also get this information at no cost by calling 800-221-3253 or by sending an e-mail request to prospectus@rsinvestments.com. You can also get this information from your financial intermediary. This Summary Prospectus incorporates by reference the Series’ Prospectus, dated May 1, 2015, as supplemented December 18, 2015, the Series’ SAI, dated May 1, 2015, and the financial statements included in the Series’ annual report to shareholders, dated December 31, 2014.

Victory Capital Management Inc. (“Victory Capital”), a multi-boutique asset management firm, has agreed to acquire RS Investment Management Co. LLC (“RS Investments”), the investment adviser to the RS Funds. The transaction, which is expected to close by the end of the second quarter of 2016, is subject to regulatory approvals in addition to customary closing conditions and consents, including approvals related to the RS Funds, described below.

RS Investments anticipates recommending to the Board of Trustees of RS Variable Products Trust that each of the RS Funds reorganize into a corresponding, newly-formed fund within the Victory family of funds with similar investment objectives, strategies, and risks (each, an “Acquiring Fund”). Victory Capital will serve as the investment adviser to each Acquiring Fund. RS Investments anticipates that each Acquiring Fund will be managed by the same investment management team as currently manages the corresponding RS Fund (whether at RS Investments or, as applicable, the relevant sub-adviser) except that RS Investments anticipates that it will recommend that RS Investment Quality Bond VIP Series and RS Low Duration Bond VIP Series reorganize into corresponding Acquiring Funds managed by INCORE Capital Management, an existing Victory Capital investment franchise, and RS S&P 500 Index VIP Series reorganize into an Acquiring Fund managed by Compass EMP, an existing Victory Capital investment franchise. The reorganizations are subject to approval by shareholders of the RS Funds and the boards of trustees of RS Variable Products Trust and Victory Variable Insurance Funds.

December 18, 2015